INVESTMENT IN UNCONSOLIDATED ENTITIES, NET (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 05, 2021	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 11, 2022	Sep. 19, 2021
Invested amount				$ 1,370,242	$ 1,370,242		$ 5,063,940
Convertible debt				9,603,229	9,603,229		$ 9,898,770	$ 134,393
Origination fee									$ 600,000
Debt interest rate									8.00%
Number of shares issued	27,000,000.0		27,000,000.0					38,300,000
Unrealized gains, before income tax					(6,669,760)	$ 1,778,789
Unrealized gains, before income tax				$ 8,600,000	$ 3,700,000
Investment [Member]
Equity interest, percent							20.00%
Convertible Debt [Member]
Unrealized gains, before income tax							$ 3,700,000
Security Purchase Agreement [Member] | Convertible Notes [Member]
Maturity date		Sep. 09, 2024
Debt interest rate		10.00%				10.00%				10.00%
Membership Unit Purchase Agreement [Member] | Moji Life, LLC. [Member]
Equity interest, percent		30.75%				30.75%
Cash acquired in equity investment		$ 1,537,000
Stemtech Corporation [Member] | Securities Purchase Agreement [Member]
Invested amount		1,400,000				$ 1,400,000
Convertible debt		$ 1,400,000				$ 1,400,000
Globe Net Wireless Corp [Member]
Warrant expiration date		Sep. 13, 2024				Sep. 13, 2024
Warrants to purchase common stock		1,400,000				1,400,000
Number of shares issued		154,173
Globe Net Wireless Corp [Member] | Security Purchase Agreement [Member]
Origination fee		$ 500,000				$ 500,000
Moji Life, LLC. [Member]
Cash acquired in equity investment		$ 1,537,000
Moji Life, LLC. [Member] | Membership Unit Purchase Agreement [Member] | Investment [Member]
Equity interest, percent		30.75%				30.75%